UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number      811-8620
                                               --------------------

                               The Milestone Funds
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             One Executive Boulevard
                                Yonkers NY 10701
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Barbara Hope Gentile
                        Milestone Capital Management, LLC
                             One Executive Boulevard
                                Yonkers NY 10701
             ------------------------------------------------------
                     (Name and address of agent for service)

 Registrant's  telephone  number,  including area code:     1-800-941-6453
                                                       ------------------------

                   Date of fiscal year end: November 30, 2004
                                           -------------------

                     Date of reporting period: May 31, 2004
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


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   THE MILESTONE FUNDS
   TREASURY OBLIGATIONS PORTFOLIO

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                                    MILESTONE
                                      FUNDS
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                        ---------------------------------
                               SEMI-ANNUAL REPORT

                                  MAY 31, 2004
                        ---------------------------------

                                     ADVISER

                        MILESTONE CAPITAL MANAGEMENT, LLC

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TABLE OF CONTENTS

Letter to Our Shareholders ..................................................  3

Portfolio of Investments ....................................................  5

Statement of Assets and Liabilities .........................................  7

Statement of Operations .....................................................  8

Statements of Changes in Net Assets .........................................  9

Notes to Financial Statements ............................................... 10

Financial Highlights ........................................................ 13

Trustees and Officers ....................................................... 17

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TREASURY OBLIGATIONS PORTFOLIO

LETTER TO OUR SHAREHOLDERS
MAY 31, 2004

Dear Investor:

This year marks the 10th anniversary of Milestone Capital Management and the 10th consecutive year of successful operation for The Milestone Funds. It is an opportune time to offer OUR DEEPEST GRATITUDE TO ALL OF OUR INVESTORS FOR THE ON-GOING CONFIDENCE AND TRUST YOU HAVE PLACED IN OUR BUSINESS AND OUR PEOPLE. It also is an ideal time to renew the Milestone commitment to providing the highest standard of institutional liquidity management in the marketplace, as well as report on several new developments that will further strengthen our ability to uniquely serve your cash management needs as we begin our next decade of operation.

During the last decade, many changes and developments have occurred in our markets -- particularly in terms of how they operate and how they are regulated. Guiding us through these changes has been our Board of Trustees, THE INDEPENDENT CORE OF WHICH IS VIRTUALLY THE SAME TODAY AS IT WAS AT INCEPTION. Many of the policies and procedures adopted by The Milestone Funds under their direction and approval over the last decade have anticipated, rather than reacted to, underlying changes in the regulatory environment and statutes. In keeping with this tradition, WE ARE VERY PLEASED TO ANNOUNCE THAT JOHN GILLIAM -- INDEPENDENT TRUSTEE AND CURRENTLY CHAIRMAN OF THE AUDIT COMMITTEE -- HAS AGREED TO BECOME CHAIRMAN OF THE BOARD OF TRUSTEES. This appointment further underscores the independent nature of the board in seeking to serve the best interests of our investors at all times; anticipates regulatory changes that are contemplated but have not yet taken place with respect to requirements for independent representation on boards; and demonstrates our on-going commitment to remain at the forefront of our industry, both competitively and regulatorily.

Further examples of this commitment can be found in recent staffing additions that have taken place at Milestone Capital. We are particularly pleased to announce that two of Milestone's founding professionals will assume key leadership positions and responsibilities on behalf of our investors and the funds we manage. BARBARA GENTILE, with over 12 years of experience at Milestone and UBS, will serve as Chief Operating Officer and Director of Client Services. MARC PFEFFER, with over 18 years of investment management experience at Goldman Sachs Asset Management, Milestone Capital, and most recently Bear Stearns, has accepted the position of Chief Investment Officer at Milestone Capital, where he will be instrumental in continuing to develop new services to meet the liquidity/cash management needs of our investors going forward. In addition, JANICE MEEHAN continues her duties as Head of Credit Research and Co-Chair of Investment Policy, and all of our other key service, technology and compliance professionals remain in place and focused on creating value for all of our clients.

As Principal Owner/Chairman of Milestone Capital and a Trustee of The Milestone Funds, I will remain actively involved in the management of the Trust and client relationships with the Funds' investors. On a

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TREASURY OBLIGATIONS PORTFOLIO

LETTER TO OUR SHAREHOLDERS (CONTINUED)
MAY 31, 2004

day-to-day basis, the activities of Milestone Capital will continue to be managed by the team described above, with on-going oversight from the Board of Trustees. I have the utmost confidence in our people, our investment philosophy and our business principles, which the Board of Trustees believes will continue to uniquely define and differentiate us within the money market fund industry.

It has been a privilege to work in partnership with each of our investors over the last decade, and we look forward to identifying even greater ways to be of service to you throughout 2004 and into the next decade.

Respectfully and gratefully,

/s/ Janet Hanson

JANET HANSON
Founder & Principal Owner
Milestone Capital Management

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TREASURY OBLIGATIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS

MAY 31, 2004 (Unaudited)
($ in Thousands)

--------------------------------------------------------------------------------
                                   PRINCIPAL   INTEREST     MATURITY     VALUE
                                     AMOUNT      RATE         DATE      (NOTE 1)
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 14.1%

U.S. TREASURY BILLS - 7.2%
                                    $50,000        1.02%     9/16/04    $ 49,849

                                    100,000   0.99-1.00%     10/7/04      99,645
                                                                        --------
                                                                         149,494
                                                                        --------

U.S. TREASURY NOTES - 6.9%
                                     95,000       5.875%     11/15/04     97,078
                                     45,000       1.625%     4/30/05      45,170
                                                                        --------
                                                                         142,248
                                                                        --------

--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (AMORTIZED COST $291,742)              291,742
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 85.9%

ABN AMRO Bank, N.V., New York Branch, dated 5/27/04, repurchase price $400,054 (Collateralized by: U.S. Treasury Bills: $110,988, 6/03/04-10/28/04, U.S. Treasury Note: $305,753, 2.625%, 5/15/08; aggregate market value $408,000)

                                    400,000       0.97%       6/1/04     400,000

ABN AMRO Bank, N.V., New York Branch, dated 5/28/04, repurchase price $70,008 (Collateralized by: U.S. Treasury Bill: $71,426, 6/10/04; aggregate market value $71,400)
                                     70,000       0.98%       6/1/04      70,000

Banc of America Securities LLC, dated 5/28/04, repurchase price $87,009 (Collateralized by: U.S. Treasury Note: $88,532, 2.375%, 8/15/06; aggregate market value $88,740)
                                     87,000       0.96%       6/1/04      87,000

Barclays Capital Inc., dated 5/28/04, repurchase price $90,522 (Collateralized by: U.S. Treasury Note: $91,080, 2.875%, 6/30/04; aggregate market value $92,323)
                                     90,512       0.99%       6/1/04      90,512

BNP Paribas Securities Corp., dated 5/28/04, repurchase price $87,009 (Collateralized by: U.S. Treasury Bill: $89,048, 9/16/04; aggregate market value $88,741)
                                     87,000       0.98%       6/1/04      87,000

Citigroup Global Market Holdings, Inc., dated 5/28/04, repurchase price $85,009 (Collateralized by: U.S. Treasury Bill: $86,770, 6/10/04; aggregate market value $86,739)
                                     85,000       0.98%       6/1/04      85,000

Credit  Suisse  First  Boston  LLC,  dated  5/28/04,  repurchase  price  $91,010
(Collateralized    by:   U.S.    Treasury   Notes:    $88,369,    1.25%-13.875%,
8/15/04-5/15/11; aggregate market value $92,825)

                                     91,000       0.99%       6/1/04      91,000


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TREASURY OBLIGATIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS

MAY 31, 2004 (Unaudited)
($ in Thousands)

--------------------------------------------------------------------------------
                                     PRINCIPAL   INTEREST   MATURITY     VALUE
                                       AMOUNT      RATE       DATE      (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 85.9% (CONTINUED)

Deutsche  Bank  Securities  Inc.,   dated  5/28/04,   repurchase  price  $54,006
(Collateralized by: U.S. Treasury Note: $51,760, 5.00%, 2/15/11; aggregate market value $55,080)

                                     54,000       0.98%       6/1/04      54,000

Deutsche  Bank  Securities  Inc.,  dated  5/13/04,   repurchase  price  $375,188
(Collateralized by: U.S. Treasury Note: $359,443, 5.00%, 2/15/11; aggregate market value $382,501)

                                    375,000       0.95%      6/14/04     375,000

Greenwich  Capital  Markets,  Inc.,  dated  5/28/04,  repurchase  price  $88,010
(Collateralized    by:   U.S.    Treasury   Notes:    $85,213,    1.625%-12.75%,
8/15/04-11/15/10; aggregate market value $89,762)

                                     88,000       0.98%       6/1/04      88,000

HSBC Securities Inc.,dated 5/27/04, repurchase price $85,011 (Collateralized by:
U.S. Treasury Note: $85,340, 3.25%, 5/31/04; aggregate market value $86,704)

                                     85,000       0.97%       6/1/04      85,000

J.P. Morgan Securities Inc., dated 5/28/04, repurchase price $90,010 (Collateralized by: U.S. Treasury Notes: $91,481, 1.25%-3.25%, 12/31/04-1/15/09;
aggregate market value $91,801)
                                     90,000       0.99%       6/1/04      90,000

Merrill  Lynch  Securities   Inc.,  dated  5/28/04,   repurchase  price  $85,009
(Collateralized  by: U.S. Treasury Bill:  $4,380,  11/4/04,  U.S Treasury Notes:
$78,871, 1.125%-13.685%, 3/31/04-11/15/10; aggregate market value $86,700)

                                     85,000       0.93%       6/1/04      85,000

UBS Securities LLC, dated 5/28/04,  repurchase price $90,010 (Collateralized by:
U.S. Treasury Notes: $87,433, 1.50%-10.75%, 11/15/04-11/15/08;  aggregate market value $91,801)
                                     90,000       0.98%       6/1/04      90,000

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $1,777,512)                          1,777,512
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $2,069,254)--100.0%                            2,069,254
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.0)%                            (1,021)

--------------------------------------------------------------------------------
NET ASSETS--100.0%                                                    $2,068,233
--------------------------------------------------------------------------------


See notes to financial statements.

                                       6
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TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2004 (Unaudited)

ASSETS:
   Investments, at amortized cost (note 1)                        $  291,741,842
   Repurchase agreements, at value and cost (note 1)               1,777,512,000
   Cash                                                                      641
   Interest receivable                                                   674,321
   Prepaid expenses                                                       54,943
                                                                  --------------
Total assets                                                       2,069,983,747
                                                                  --------------
LIABILITIES:
   Administration fee payable                                             68,453
   Advisory fee payable                                                  171,132
   Shareholder service fee payable                                        86,568
   Distribution fee payable--Premium Shares                               37,306
   Dividends payable                                                   1,301,164
   Accrued expenses                                                       86,002
                                                                  --------------
Total liabilities                                                      1,750,625
                                                                  --------------
NET ASSETS                                                        $2,068,233,122
                                                                  ==============
NET ASSETS BY CLASS OF SHARES:
   Investor Shares                                                $  276,447,108
   Institutional Shares                                              728,891,817
   Financial Shares                                                  842,810,133
   Premium Shares                                                    220,084,064
                                                                  --------------
NET ASSETS                                                        $2,068,233,122
                                                                  ==============
SHARES OUTSTANDING
   Investor Shares                                                   276,389,241
                                                                  ==============
   Institutional Shares                                              728,712,030
                                                                  ==============
   Financial Shares                                                  842,767,318
                                                                  ==============
   Premium Shares                                                    220,104,305
                                                                  ==============
NET ASSET VALUE PER SHARE                                                  $1.00
                                                                  ==============
COMPOSITION OF NET ASSETS:
   Shares of beneficial interest                                  $2,067,972,894
   Undistributed gain on investments                                     260,228
                                                                  --------------
NET ASSETS                                                        $2,068,233,122
                                                                  ==============


See notes to financial statements.

                                       7
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TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2004 (Unaudited)

INVESTMENT INCOME:
   Interest                                                         $11,084,978
                                                                    -----------
EXPENSES (note 2):
   Advisory fees                                                      1,117,084
   Administration fees                                                  446,832
   Shareholder service fees:
     Investor Shares                                                    263,748
     Institutional Shares                                                43,935
     Financial Shares                                                   254,642
     Premium Shares                                                     255,064
   Distribution fees:
     Premium Shares                                                     245,708
   Custodian fees and expenses                                           77,541
   Transfer agent fees and expenses                                      53,061
   Publication expenses and rating service fees                          48,912
   Registration and filing fees                                          29,849
   Accounting service fees                                               26,889
   Legal fees                                                            26,676
   Cash management fees                                                  24,124
   Insurance expense                                                     18,171
   Audit fees                                                            15,258
   Report to shareholders                                                12,166
   Trustees' fees                                                         5,884
   Other expenses                                                         5,614
                                                                    -----------
Total expenses before fee waiver                                      2,971,158
Waiver of shareholder service and distribution fees                    (254,929)
                                                                    -----------
Total expenses after fee waiver                                       2,716,229
                                                                    -----------
NET INVESTMENT INCOME                                                 8,368,749
NET REALIZED GAIN ON INVESTMENTS                                        435,420
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 8,804,169
                                                                    ===========


See notes to financial statements.

                                       8
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TREASURY OBLIGATIONS PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                            FOR THE SIX MONTHS   FOR THE YEAR
                                            ENDED MAY 31, 2004       ENDED
                                                (UNAUDITED)    NOVEMBER 30, 2003
                                            ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                       $     8,368,749   $    20,227,389
  Net realized gain on investments                    435,420         1,030,043
                                              ---------------   ---------------
    Net increase in net assets resulting
      from operations                               8,804,169        21,257,432
                                              ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income--Investor Shares             (711,903)       (2,139,697)
  Net investment income--Institutional Shares      (2,964,438)       (7,261,677)
  Net investment income--Financial Shares          (4,291,801)       (9,872,543)
  Net investment income--Premium Shares              (400,607)         (953,472)
  Net realized gain on investments--
    Investor Shares                                   (73,555)         (214,494)
  Net realized gain on investments--
    Institutional Shares                             (212,946)         (541,224)
  Net realized gain on investments--
    Financial Shares                                 (292,145)         (732,446)
  Net realized gain on investments--
Premium Shares                                        (57,309)         (121,095)
                                              ---------------   ---------------
    Total distributions to shareholders            (9,004,704)      (21,836,648)
                                              ---------------   ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST*:
  Sale of shares--Investor Shares                 311,028,211       869,401,602
  Sale of shares--Institutional Shares          2,545,084,599     4,078,399,106
  Sale of shares--Financial Shares              5,999,023,971    24,147,938,053
  Sale of shares--Premium Shares                  164,141,343       420,796,692
  Reinvested dividends--Investor Shares               197,742           646,056
  Reinvested dividends--Institutional Shares        1,328,890         3,719,379
  Reinvested dividends--Financial Shares            2,857,773         5,075,642
  Reinvested dividends--Premium Shares                 77,298            12,080
  Cost of shares repurchased--
    Investor Shares                              (309,829,426)     (948,949,675)
  Cost of shares repurchased--
    Institutional Shares                       (2,517,744,099)   (4,175,623,819)
  Cost of shares repurchased--
    Financial Shares                           (6,154,830,437)  (24,299,137,659)
  Cost of shares repurchased--
    Premium Shares                               (142,946,412)     (357,275,816)
                                              ---------------   ---------------
    Net decrease in net assets from shares
      of beneficial interest                     (101,610,547)     (254,998,359)
                                              ---------------   ---------------
  Total decrease                                 (101,811,082)     (255,577,575)
NET ASSETS:
  Beginning of period                           2,170,044,204     2,425,621,779
                                              ---------------   ---------------
  End of period                               $ 2,068,233,122   $ 2,170,044,204
                                              ===============   ===============

* Share transactions at net asset value of $1.00 per share.


See notes to financial statements.

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TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

MAY 31, 2004 (Unaudited)

NOTE 1.  SUMMARY OF ORGANIZATION AND
SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the "Trust") was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the "Portfolio") which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares: Investor Shares, Institutional Shares, Financial Shares, Service Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997 and Premium Shares on May 20, 1997. The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

Effective August 1, 2002, the Trust liquidated the Service Shares. All shareholders in the Service Shares as of the close of business July 31, 2002 became shareholders of the Investor Shares. This transaction did not adversely affect shareholders of any class of the Trust.

VALUATION OF SECURITIES - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

REPURCHASE AGREEMENTS - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at May 31, 2004 is substantially the same as shown on the accompanying portfolio of investments.

MULTIPLE CLASS ALLOCATIONS - Each share of the Portfolio's four classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio's class specific expenses include Shareholder Service fees, Distribution fees, Administration fees, certain Transfer Agent fees, and certain registration fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

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TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2004 (Unaudited)

INCOME TAXES - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS - Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually. Net realized capital gains earned by the Portfolio are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes are substantially the same as shown in the Statements of Changes in Net Assets.

ACCOUNTING ESTIMATES - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2.  INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, LLC (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust had adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives fees at annual rates up to 0.25% of the average daily net assets of the Investor Shares and Premium Shares, up to 0.10% of the average daily net assets of the Institutional Shares, and up to 0.05% of the average net assets of the Financial Shares. The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the six months ended May 31, 2004, the Adviser agreed to waive any portion of its Shareholder Service fees in order to limit the total expenses of the Investor Shares, Institutional Shares and Financial Shares to 0.45%, 0.20% and 0.15% of their average daily net assets, respectively. As a result, for the six months ended May 31, 2004, the Adviser received Shareholder Service fees equal to annual rates of 0.18% and 0.02% of the average daily net assets of the Investor Shares and Financial shares, respectively, and received no Shareholder Service fees from the Institutional Shares.

The Trust has adopted a Distribution Plan for the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. Pursuant to this plan, the Portfolio may incur distribution expenses related to the sale of the Premium Shares at an annual rate of up to 0.35% of the average daily net assets of the Premium Shares.

                                  -------------
                                       THE
----------------------------------  MILESTONE  ---------------------------------
                                      FUNDS
                                  -------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2004 (Unaudited)

The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of May 31, 2004, there were no unreimbursed expenses.

For the six months ended May 31, 2004, the Adviser agreed to waive a portion of distribution expenses in order to limit the total expenses of the Premium Shares to 0.60% of its average daily net assets. As a result, for the six months ended May 31, 2004, the Portfolio incurred distribution expenses for the Premium Shares equal to an annual rate of 0.22% of its average daily net assets.

The Adviser also serves as administrator (the "Administrator") to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. As compensation for services provided under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective net assets expenses.

During the six months ended May 31, 2004, the Portfolio paid administration fees attributable to each class as follows:

                Investor Shares:                         $161,746
                Institutional Shares:                     272,131
                Financial Shares:                          12,118
                Premium Shares:                               837

In addition, the Administrator has a sub-administration agreement with The Bank of New York (the "Sub-Administrator"). Under the terms of the sub-administration agreement, the Administrator may delegate certain duties to the Sub-Administrator. For its services, the Sub-Administrator earned $50,142 during the six months ended May 31, 2004.

Unified Fund Services, Inc. ("Unified") is the Trust's transfer agent and dividend disbursing agent, and is also the Trust's Underwriter of the Portfolio's shares, pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust's transfer agent. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement. Effective July 6, 2004, ALPS Mutual Funds Services, Inc. will replace Unified as the Trust's transfer agent, dividend disbursing agent and Underwriter.

                                  -------------
                                       THE
----------------------------------  MILESTONE  ---------------------------------
                                      FUNDS
                                  -------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                           INVESTOR
                                                                            SHARES
                         ---------------------------------------------------------------------------------------------------------
                          FOR THE SIX         FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                         MONTHS ENDED             ENDED             ENDED             ENDED             ENDED             ENDED
                         MAY 31, 2004         NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,
                          (UNAUDITED)             2003              2002              2001              2000              1999
                         ------------         ------------      ------------      ------------      ------------      ------------
PER SHARE OPERATING
   PERFORMANCE FOR A
   SHARE OUTSTANDING
   THROUGHOUT THE
   PERIOD

Beginning net asset
   value per share            $1.00                $1.00             $1.00             $1.00             $1.00             $1.00
                              -----                -----             -----             -----             -----             -----
Net investment income         0.003                0.008             0.014             0.039             0.057             0.046

Dividends from net
   investment income         (0.003)              (0.008)           (0.014)           (0.039)           (0.057)           (0.046)
                              -----                -----             -----             -----             -----             -----
Ending net asset
   value per share            $1.00                $1.00             $1.00             $1.00             $1.00             $1.00
                              =====                =====             =====             =====             =====             =====
TOTAL RETURN (C)               0.30%                0.77%             1.41%             4.02%             5.89%             4.69%

RATIOS/SUPPLEMENTAL
   DATA

Ratios to average
   net assets:

   Expenses (b)                0.45%(a)             0.45%             0.45%             0.42%             0.40%             0.40%

   Net investment
     income                    0.54%(a)             0.70%             1.33%             3.88%             5.72%             4.60%

Net assets at the
   end of the period
   (000's omitted)         $276,447             $275,074          $354,051          $314,361          $311,868          $343,781

(a)  Annualized.

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.02%, 0.02%, 0.02%, 0.01%, 0.00%, and 0.00%, for
     each of the respective periods presented.

(c) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one year are not annualized.


See notes to financial statements.

                                  -------------
                                       THE
----------------------------------  MILESTONE  ---------------------------------
                                      FUNDS
                                  -------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                        INSTITUTIONAL
                                                                            SHARES
                         ---------------------------------------------------------------------------------------------------------
                          FOR THE SIX         FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                         MONTHS ENDED             ENDED             ENDED             ENDED             ENDED             ENDED
                         MAY 31, 2004         NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,
                          (UNAUDITED)             2003              2002              2001              2000              1999
                         ------------         ------------      ------------      ------------      ------------      ------------
PER SHARE OPERATING
   PERFORMANCE FOR A
   SHARE OUTSTANDING
   THROUGHOUT THE
   PERIOD

Beginning net asset
   value per share          $1.00                $1.00             $1.00             $1.00             $1.00               $1.00
                            -----                -----             -----             -----             -----               -----
Net investment income       0.004                0.010             0.017             0.042             0.059               0.048

Dividends from net
   investment income       (0.004)              (0.010)           (0.017)           (0.042)           (0.059)             (0.048)
                            -----                -----             -----             -----             -----               -----
Ending net asset
   value per share          $1.00                $1.00             $1.00             $1.00             $1.00               $1.00
                            =====                =====             =====             =====             =====               =====

TOTAL RETURN (C)             0.42%                1.02%             1.67%             4.25%             6.11%               4.91%
RATIOS/SUPPLEMENTAL
   DATA

Ratios to average
   net assets:

   Expenses (b)              0.20%(a)             0.20%             0.20%             0.20%             0.20%               0.20%

   Net investment
     income                  0.79%(a)             0.95%             1.58%             4.28%             5.91%               4.79%

Net assets at the
   end of the period
   (000's omitted)       $728,892             $700,296          $793,978          $728,920          $887,097          $1,199,513

(a)  Annualized.

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.02%, 0.02%, 0.02%, 0.01%, 0.00%, and 0.00%, for
     each of the respective periods presented.

(c) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one year are not annualized.


See notes to financial statements.

                                  -------------
                                       THE
----------------------------------  MILESTONE  ---------------------------------
                                      FUNDS
                                  -------------

TREASURY OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          FINANCIAL
                                                                            SHARES
                         ---------------------------------------------------------------------------------------------------------
                          FOR THE SIX         FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                         MONTHS ENDED             ENDED             ENDED             ENDED             ENDED             ENDED
                         MAY 31, 2004         NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,
                          (UNAUDITED)             2003              2002              2001              2000              1999
                         ------------         ------------      ------------      ------------      ------------      ------------
PER SHARE OPERATING
   PERFORMANCE FOR A
   SHARE OUTSTANDING
   THROUGHOUT THE
   PERIOD

Beginning net asset
   value per share          $1.00                $1.00               $1.00           $1.00               $1.00           $1.00
                            -----                -----               -----           -----               -----           -----

Net investment income       0.004                0.011               0.017           0.042               0.060           0.049

Dividends from net
   investment income       (0.004)              (0.011)             (0.017)         (0.042)             (0.060)         (0.049)
                            -----                -----               -----           -----               -----           -----
Ending net asset
   value per share          $1.00                $1.00               $1.00           $1.00               $1.00           $1.00
                            =====                =====               =====           =====               =====           =====
TOTAL RETURN (C)             0.45%                1.07%               1.72%           4.30%               6.16%           4.97%

RATIOS/SUPPLEMENTAL
   DATA

Ratios to average
   net assets:

   Expenses (b)              0.15%(a)             0.15%               0.15%           0.15%               0.15%           0.14%

   Net investment
     income                  0.84%(a)             1.01%               1.61%           4.35%               6.00%           4.90%

Net assets at the
   end of the period
   (000's omitted)       $842,810             $995,844          $1,142,255        $640,140          $1,243,296        $599,948

(a) Annualized.

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.03%, 0.03%, 0.03%, 0.03%, 0.03%, and 0.00%, for each of the respective periods presented. (c) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one year are not annualized.

     See notes to financial statements.

                                  -------------
                                       THE
----------------------------------  MILESTONE  ---------------------------------
                                      FUNDS
                                  -------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                               PREMIUM
                                                               SHARES

                                                                          FINANCIAL
                                                                            SHARES
                         ---------------------------------------------------------------------------------------------------------
                          FOR THE SIX         FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                         MONTHS ENDED             ENDED             ENDED             ENDED             ENDED             ENDED
                         MAY 31, 2004         NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,
                          (UNAUDITED)             2003              2002              2001              2000              1999
                         ------------         ------------      ------------      ------------      ------------      ------------
PER SHARE OPERATING
   PERFORMANCE FOR A
   SHARE OUTSTANDING
   THROUGHOUT THE
   PERIOD

Beginning net asset
   value per share          $1.00                $1.00             $1.00             $1.00             $1.00               $1.00
                            -----                -----             -----             -----             -----               -----
Net investment income       0.002                0.006             0.013             0.038             0.056               0.044

Dividends from net
   investment income       (0.002)              (0.006)           (0.013)           (0.038)           (0.056)             (0.044)
                            -----                -----             -----             -----             -----               -----
Ending net asset
   value per share          $1.00                $1.00             $1.00             $1.00             $1.00               $1.00
                            =====                =====             =====             =====             =====               =====
TOTAL RETURN (C)             0.23%                0.61%             1.26%             3.84%             5.68%               4.49%

RATIOS/SUPPLEMENTAL
   DATA

Ratios to average
   net assets:

   Expenses                  0.60%(a,b)           0.60%(b)          0.60%(b)          0.60%(b)          0.60%               0.60%

   Net investment
     income                  0.39%(a)             0.53%             1.17%             3.28%             5.56%               4.40%

Net assets at the
   end of the period
   (000's omitted)       $220,084             $198,830          $135,337          $110,213           $68,812             $68,799

(a)  Annualized.

(b) Net of distribution fees waived of 0.02%, 0.02%, 0.02% and 0.01%, respectively.

(c) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one year are not annualized.

See notes to financial statements.

                                  -------------
                                       THE
----------------------------------  MILESTONE  ---------------------------------
                                      FUNDS
                                  -------------

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust and their ages, addresses, positions and principal occupations during the past five years are set forth below. There is no limit on the length of the term that each Trustee serves. The Portfolio's Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-941-MILE.

                                   PRINCIPAL OCCUPATION DURING AT LEAST
NAME (AGE), ADDRESS, POSITION      THE PAST FIVE YEARS
-----------------------------      ---------------------------------------------

NON INTERESTED PERSONS

John D. Gilliam (72)               Former Chief Investment Officer, The Robert
700 Park Avenue                    Wood Johnson Foundation, Princeton, New
New York, New York 10021           Jersey, from 1995 to 2003. Former Limited
Trustee since October 1994         Partner, Goldman, Sachs & Co. from 1987 to
Chairman since April 2004          1999. From 1991 to 1994, Mr. Gilliam was
                                   Third Deputy Comptroller, Bureau of Asset
                                   Management, for the City of New York. He was a Partner at Goldman, Sachs & Co. from 1973 to 1987.

Karen S. Cook (51)                 General Partner of Steinhardt Partners, LP,
125 East 72nd Street               an investment partnership, and Managing
New York, New York 10021           Member of Nepeta Capital, LLC, a fund of
Trustee since October 1994         funds. She is Trustee of Wheaton College and
                                   member of the Investment Committee. Ms. Cook is a member of the Advisory Board of Fifth
                                   Avenue Alternative Investments (Bessemer
                                   Trust). From 1975 until 1987, Ms. Cook
                                   Division of Goldman, Sachs & Co., where she was a Vice President and senior block trader.

Allen Lee Sessoms (57)             President, Delaware State University. Former
President's Office                 Lecturer and Fellow, John F. Kennedy School
Delaware State University          of Government at Harvard University, 2000 to
1200 N. DuPont Highway             2003. Former President of Queens College, The
Dover, DE 19901                    City University of New York, 1995 to 2000.
Trustee since June 1997            Former Executive Vice President, University
                                   of Massachusetts Systems from 1993 to 1995.
                                   From 1980 to 1993, Dr. Sessoms was associated with the U.S. Department of State in various capacities including Deputy Chief of Mission, U.S. Embassy, Mexico, Minister-Counselor for
                                   Political Affairs, U.S. Embassy, Mexico and counselor for Scientific and Technological
                                   Affairs, U.S. Embassy, Parks, France. From
                                   1974 to 1981, Dr. Sessoms was an Assistant
                                   Professor of Physics at Harvard University.
                                   From 1973 to 1975, Dr. Sessoms was a
                                   Scientific Associate at the European
                                   Organization of Nuclear Research. He was a post-doctoral Research Associate at
                                   Brookhaven National Laboratory from 1972 to 1973.

                                  -------------
                                       THE
----------------------------------  MILESTONE  ---------------------------------
                                      FUNDS
                                  -------------

TRUSTEES AND OFFICERS (CONTINUED)

                                   PRINCIPAL OCCUPATION DURING AT LEAST
NAME (AGE), ADDRESS, POSITION      THE PAST FIVE YEARS
-----------------------------      ---------------------------------------------

INTERESTED PERSONS

Janet Tiebout Hanson (51)          Founder and principal owner of Milestone
810 Old Post Road                  Capital Management, LLC, the Adviser to the
Bedford, New York 10506            Portfolio. Ms. Hanson founded the Adviser in
Trustee since 1994                 1994, and has served in the capacities cited
Chairman and President             above since inception. From 1991 to 1993, she
October 1994-April 2004            was Vice President of the Asset Management
                                   Division of Goldman, Sachs & Co. Ms. Hanson was with Goldman, Sachs & Co. from 1977 to
                                   1987, during which period she became Vice
                                   President of Fixed Income Sales and served as Co-Manager of Money Market Sales in New York.

Dort A. Cameron III (59)           In 2003, Mr. Cameron became Managing Partner
Airlie Farm                        of Airlie Opportunity Fund, an investment
751 Old Post Road                  partnership. Since 1984, he has been the
Bedford, New York 10506            General Partner of BMA L.P., which is the
Trustee since October 1994         General Partner of Investment Limited
                                   Partnership, an investment partnership. Since
                                   1988, Mr. Cameron has been a General Partner of EBD L.P., which is the General Partner of The Airlie Group, L.P., also an investment partnersh Entex Information Services, a computer resale and service corporation, from August 1993 until May 2000. Mr. Cameron is a
                                   Trustee Emeritus and former chairman of the Finance Committee of Middlebury College.

Jeffrey R. Hanson (46)             Acting in the capacity of Chief Operating
810 Old Post Road                  Officer, Milestone Capital Management, LLC
Bedford, New York 10506            since 1994. Managing Director of the Hanson
                                   Consulting Group, Ltd. since 1991.

Secretary since October 1994 Janet Tiebout Hanson, Dort A. Cameron III and Jeffrey R. Hanson are interested persons of the Trust as that term is defined in the 1940 Act. Janet Tiebout Hanson and Jeffrey R. Hanson are married.

                                  -------------
                                       THE
----------------------------------  MILESTONE  ---------------------------------
                                      FUNDS
                                  -------------

                                     Adviser
--------------------------------------------------------------------------------
                        Milestone Capital Management, LLC
                             One Executive Boulevard
                                Yonkers, NY 10701

                                  Administrator
--------------------------------------------------------------------------------
                        Milestone Capital Management, LLC
                             One Executive Boulevard
                                Yonkers, NY 10701

                          Underwriter / Transfer Agent
--------------------------------------------------------------------------------
                            ALPs Mutual Fund Services
                            1625 Broadway, Suite 2200
                                Denver, CO 80202
                                  800-363-7660

                                    Custodian
--------------------------------------------------------------------------------
                              The Bank of New York
                                 One Wall Street
                               New York, NY 10286

                                  Legal Counsel
--------------------------------------------------------------------------------
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                               New York, NY 10022

                              Independent Auditors
--------------------------------------------------------------------------------
                              Deloitte & Touche LLP
                           Two World Financial Center
                             New York, NY 10281-1434


                   THIS REPORT IS AUTHORIZED FOR DISTRIBUTION
                   ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS
           WHO HAVE RECEIVED A COPY OF THE MILESTONE FUNDS PROSPECTUS



                               The Milestone Funds
                One Executive Boulevard, Yonkers, New York 10701
                                  800-941-MILE

ITEM 2. CODE OF ETHICS.

Not applicable for the semi-annual reporting period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for the semi-annual reporting period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for the semi-annual reporting period.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for the semi-annual reporting period.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY & AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The President and Secretary have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 11. EXHIBITS.

(a) (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(a) (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto as EX-99.CERT.

(b)       Section 1350 Certifications: Furnished as EX-99.906CERT.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Milestone Funds

By: /s/ Marc H. Pfeffer

---------------------------------

Marc H. Pfeffer, Chief Investment Officer

Date: August 9, 2004

      -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Marc H. Pfeffer

---------------------------------

Marc H. Pfeffer, Chief Investment Officer

Date: August 9, 2004

      -------------------------------
--------------------------------------------------------------------------------

By: /s/ Barbara Hope Gentile

---------------------------------

Barbara Hope Gentile, Chief Operating Officer

Date: August 9, 2004

      -------------------------------